S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 01, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Xunlei Lu	Living Stone Pearl Company	Wholesale and Manufacturing	Chief Executive Officer and Director
	Thunderstone Ltd		Sole member and director
Hengfeng Ge	Addor Capital	Venture Capital Investment	Partner
	Jiangsu Meike Solar Technology Co., Ltd.	Photovoltaic Products	Director
	Foshan De Ma Te Intelligent Equipment Technology Co., Ltd.	Linear Motors and Motion Control Systems	Director
Junke Zhu	The First People’s Hospital of Changzhou	Medical Service	Employee
Long Yan	AllBright Law Offices	Legal Service	Partner
Xueli Hou	Doumiao Digital Technology Corp.	Automobile Service	Chief Financial Officer
Mouda Wei	Ubcare Dental Medical Group	Medical Service	Founder and Chairman of the Board of Directors